Earnings per equity share	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Earnings per equity share
31. Earnings per equity share
By way of an ordinary resolution on July 19, 2025, the shareholders of the Bank approved, through postal ballot, the issuance of bonus shares, in the proportion of one bonus equity share of

Rs.

1
each for every one fully
paid-up
equity share held as of the record date (August 27, 2025). Accordingly, the Bank allotted

7,677,039,761
equity shares as bonus shares on August 28, 2025 by utilization of share premium. All shares/ADS and per share/ADS information in the financial results reflect the effect of the bonus shares issuance retrospectively. One ADS continues to represent three equity shares.
A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOP with average outstanding balance of
 105,842,228; 76,454,198 and 112,768,277
were excluded from the calculation of diluted earnings per share for the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026, respectively, as these were anti-dilutive.

	As of March 31,
	2024	2025	2026
Weighted average number of equity shares used in computing basic earnings per equity share	14,158,592,110	15,255,283,286	15,357,462,189
Effect of potential equity shares for stock options outstanding	56,312,746	63,584,926	48,909,382

Weighted average number of equity shares used in computing diluted earnings per equity share	14,214,904,856	15,318,868,212	15,406,371,571

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2024	2025	2026	2026
Basic earnings per share	Rs. 44.33	Rs. 45.01	Rs. 45.89	US$	0.49
Effect of potential equity shares for stock options outstanding	0.17	0.19	0.14		0.01

Diluted earnings per share	Rs. 44.16	Rs. 44.82	Rs. 45.75	US$	0.48

Basic earnings per ADS	Rs. 132.99	Rs. 135.02	Rs. 137.67	US$	1.47
Effect of potential equity shares for stock options outstanding	0.53	0.57	0.42		0.03

Diluted earnings per ADS	Rs. 132.46	Rs. 134.45	Rs. 137.25	US$	1.44

Dividends
Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25% of its Indian GAAP profit after-tax
to a
non-distributable
statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. As per the RBI guidelines, the dividend payout cannot exceed 35% of net income as calculated under Indian GAAP. Accordingly, the net income reported in these consolidated financial statements may not be fully distributable in that year. Dividends declared for the fiscal years ended March 31, 2024 and March 31, 2025 were
Rs.
9.75
 per equity share and Rs.
11.00
per equity share, respectively. The Board of Directors at its meeting held on July 19, 2025, declared a special interim dividend of Rs.
2.50
per equity share
pre-bonus
share issuance.